Investments	12 Months Ended
Dec. 31, 2022
Investments
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments	29,288	20,660	2,995
Available-for-sale investments	13,805	14,941	2,166
Trading debt securities	14,804	207,670	30,109
Equity securities measured at fair value	7,925	5,265	763
Investments held by consolidated investment funds measured at fair value	26,981	67,443	9,780
Total short-term investments	92,803	315,979	45,813
Long-term investments
Other long-term investments
- Investments measured at fair value	376,957	631,662	91,582
- Investments measured at cost less impairment
- Private equity funds products	96,302	27,207	3,944
- Other investments measured at cost less impairment	114,986	40,475	5,868
Total other long-term investments	588,245	699,344	101,394
Investments held by consolidated investment funds measured at fair value	80,327	74,751	10,838
Total long-term investments	668,572	774,095	112,232
Total investments	761,375	1,090,074	158,045

Held-to-maturity investments consist of investments managed by the Group that have stated maturity and normally pay a prospective fixed or floating rate of return, carried at amortized cost. The Group recorded investment income on these products of RMB10,331, RMB1,568 and RMB383 for the years ended December 31, 2020, 2021 and 2022, respectively. The gross unrecognized holding gain was RMB5,087, RMB612 and RMB582 as of December 31, 2020, 2021 and 2022, respectively. No credit loss related to held-to-maturity investments was recognized for the years ended December 31, 2020, 2021 and 2022.

Available-for-sale investments consist of investments managed by the Group that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. All of available for sale investments as of December 31, 2022 of RMB14,941 will mature in 2023. Changes in fair value of the available-for-sale investments, net of tax, for the years ended December 31, 2020, 2021 and 2022 was RMB(4), RMB243 and nil respectively, recorded in the other comprehensive (loss) income, of which RMB(775), RMB243 and nil was realized and reclassified from other comprehensive (loss) income to investment (loss) income in the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022. The amortized cost of the available-for-sale investments as of December 31, 2020, 2021 and 2022 was RMB14,135, RMB13,805 and RMB14,941, respectively. There was no investment with realized or unrealized losses during the years ended December 31, 2020, 2021 and 2022. No credit loss was recognized for the years ended December 31, 2020, 2021 and 2022.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Group has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest and equity investments of common shares of several companies with less than 20% interest. The Group elects to measure these investments at fair value or at cost, less impairment. The Group recognized impairment loss related to investments measured at cost, less impairment, of RMB115,100, RMB10,000 and nil in investment income (loss) for the years ended December 31, 2020, 2021 and 2022, respectively. The impairment in 2020 was due to the deteriorating operation of a single investment and measured as the difference between the investment’s carrying amount and the fair value estimated based on a quotation offered from an unrelated third party accepted by the Group. In 2021, the negotiation was suspended due to the continued deterioration of underlying investment, and the Group impaired the investment to nil with an impairment loss of RMB10,000 for the year ended December 31, 2021.